Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Carrying amount of financial assets		€ 5,287,266	€ 5,450,851
Carrying amount of financial liabilities		15,734,923	17,069,499
Transfer from Level 2	€ 186,427
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		10,252,907	11,327,063
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		105,640	100,439
Not classified
Financial instruments
Carrying amount of financial liabilities		5,376,376	5,641,997
Accounts payable to unrelated parties
Financial instruments
Carrying amount of financial liabilities		731,993	716,526
Accounts payable to unrelated parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		731,993	716,526
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities		95,401	118,663
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		95,401	118,663
Short-term debt
Financial instruments
Carrying amount of financial liabilities		79,270	1,171,853
Short-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		79,270	1,171,853
Long-term debt
Financial instruments
Carrying amount of financial liabilities		7,808,460	7,905,557
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities		6,764,681	5,555,475
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities		1,404,640	2,537,932
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		7,808,460	7,905,557
Lease liabilities
Financial instruments
Carrying amount of financial liabilities		4,492,287	4,705,038
Lease liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities		4,492,287	4,705,038
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities		2,527,512	2,451,862
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		1,537,783	1,414,464
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		105,640	100,439
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities		884,089	936,959
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities		1,667	2,534
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities		1,667	2,534
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities		1,667	2,534
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities		39,281	10,762
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities		39,281	10,762
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		39,281	10,762
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities		66,359	89,677
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities		66,359	89,677
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		66,359	89,677
Put option liabilities
Financial instruments
Carrying amount of financial liabilities		882,422	934,425
Put option liabilities | Level 3
Financial instruments
Fair value of financial liabilities		882,422	934,425
Put option liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities		882,422	934,425
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities		1,537,783	1,414,464
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		1,537,783	1,414,464
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		4,149,163	4,485,470
FVPL - Assets
Financial instruments
Carrying amount of financial assets		601,003	463,344
FVOCI - Assets
Financial instruments
Carrying amount of financial assets		354,865	312,808
Not classified
Financial instruments
Carrying amount of financial assets		182,235	189,229
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets		1,081,539	1,007,723
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets		300,367	166,677
Cash and cash equivalents | Level 2
Financial instruments
Fair value of financial assets		143
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		781,029	841,046
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets		300,510	166,677
Trade accounts and other receivables from unrelated parties
Financial instruments
Carrying amount of financial assets		3,153,045	3,421,346
Trade accounts and other receivables from unrelated parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		3,080,770	3,343,873
Trade accounts and other receivables from unrelated parties | Not classified
Financial instruments
Carrying amount of financial assets		72,275	77,473
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets		91,438	159,196
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		91,438	159,196
Other current and non-current assets
Financial instruments
Carrying amount of financial assets		961,244	862,586
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		195,926	141,355
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets		300,493	296,667
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets		354,865	312,808
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets		109,960	111,756
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets		1,130	107
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets		1,130	107
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets		1,130	107
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets		5,367	2,406
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets		5,367	2,406
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets		5,367	2,406
Equity investments
Financial instruments
Carrying amount of financial assets		248,650	237,248
Equity investments | Level 1
Financial instruments
Fair value of financial assets		11,911	13,110
Equity investments | Level 2
Financial instruments
Fair value of financial assets		48,221	41,084
Equity investments | Level 3
Financial instruments
Fair value of financial assets		188,518	183,054
Equity investments | FVPL - Assets
Financial instruments
Carrying amount of financial assets		191,739	186,273
Equity investments | FVOCI - Assets
Financial instruments
Carrying amount of financial assets		56,911	50,975
Debt securities
Financial instruments
Carrying amount of financial assets		401,341	369,821
Debt securities | Level 1
Financial instruments
Fair value of financial assets		396,392	365,170
Debt securities | Level 2
Financial instruments
Fair value of financial assets		4,949	4,651
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets		103,387	107,988
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets		297,954	261,833
Other financial assets
Financial instruments
Carrying amount of financial assets		304,756	253,004
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		195,926	141,355
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets		€ 108,830	€ 111,649